Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	5 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 Cheniere Energy Partners, LP [Member]	Jun. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]		Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]
Revenues [Abstract]
Equity income from investment in Cheniere Partners	$ 0	$ 10,169
Revenues			133,043	132,406	265,251		256,361	[1]	269,233	[1]
Revenues—affiliate			1,506	1,341	2,940		8,137	[1]	14,655	[1]
Total revenues			134,549	133,747	268,191		264,498	[1]	283,888	[1]
Expenses
Operating and maintenance expense			33,451	29,198	59,957		36,292	[1]	22,652	[1]
Operating and maintenance expense—affiliate			9,291	17,220	29,304		18,540	[1]	13,719	[1]
Depreciation expense					57,486		57,788	[1]	57,883	[1]
Depreciation			29,040	28,658	57,486		57,498	[1]	57,883	[1]
Development expense			7,288	6,803	11,322		37,559	[1]	32,448	[1]
Development expense—affiliate			394	1,062	1,402		2,677	[1]	4,025	[1]
General and administrative expense	15	721	7,600	5,803	11,570		12,316	[1]	7,754	[1]
General and administrative expense—affiliate	39	507	50,125	59,759	129,836		61,081	[1]	23,322	[1]
Total expenses	54	1,228	137,189	148,503	300,877		226,253	[1]	161,803	[1]
Income (loss) from operations			(2,640)	(14,756)	(32,686)		38,245	[1]	122,085	[1]
Other income (expense)
Interest expense, net			(84,059)	(82,278)	(178,400)		(171,646)	[1]	(173,590)	[1]
Loss on early extinguishment of debt			(114,335)	(80,510)	(131,576)		(42,587)	[1]	0	[1]
Derivative gain (loss), net			(94,859)	78,041	83,448		58	[1]	(2,251)	[1]
Other			(64)	760	1,097		499	[1]	196	[1]
Total other income (expense)		4	(293,317)	(83,987)	(225,431)		(213,676)	[1]	(175,645)	[1]
Net income (loss)	(54)	8,945	(295,957)	(98,743)	(258,117)		(175,431)	[1]	(53,560)	[1]
Net loss attributable to Creole Trail Pipeline Business			0	(18,394)	(18,150)		(25,295)	[1]	(22,541)	[1]
Net loss attributable to partners			$ (295,957)	$ (80,349)	$ (239,967)		$ (150,136)	[1]	$ (31,019)	[1]
Basic and diluted net income (loss) per common share / unit	$ 0.00	$ 0.04	$ (0.91)	$ 0.21	$ (0.03)	[2]	$ 0.27	[1],[2]	$ 1.23	[1],[2]
Weighted average number of shares / units outstanding—basic and diluted	231,700	231,700	57,079	51,345	54,235		33,470	[1]	27,910	[1]
Cash dividends declared per common share		$ 0.036

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.
[2]	See Note 16—”Net Income (Loss) per Common Unit” in our Notes to Consolidated Financial Statements for an adjusted net income (loss) per common unit that includes pre-acquisition date net losses of the Creole Trail Pipeline Business.